Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 10—Related Party Transactions

Contributions and Distributions. During the six months ended June 30, 2018 and 2017, the Company did not receive any cash contributions or make any distributions to Apollo Global Management LLC and Riverstone Holdings, LLC (the “Sponsors”).

Transaction Fee Agreement. As part of the agreements with Sponsors, the Company paid a transaction fee equal to 2% of capital contributions made by each Sponsor. For the six months ended June 30, 2018 and 2017, the Sponsors did not make any capital contributions and thus the Company did not incur or pay transaction fees related to capital contributions. In connection with the Stone Combination on May 10, 2018, the Transaction Fee Agreement was terminated.

Service Fee Agreement. The Company entered into service fee agreements with each of its Sponsors for the provision of certain management consulting and advisory services. Under each agreement, the Company pays a fee equal to the higher of (i) a certain percentage of earnings before interest, income taxes, depletion, depreciation and amortization and (ii) a fixed fee payable quarterly, provided, however, such fees shall not exceed in each case $0.5 million, in aggregate, for any calendar year. For the six months ended June 30, 2018 and 2017, the Company incurred approximately $0.5 million and $0.3 million, respectively, for these services. For the three months ended June 30, 2018 and 2017, the Company incurred $0.4 million and $0.2 million, respectively, for these services. These fees are recognized in general and administrative expense on the condensed consolidated statements of operations. In connection with the Stone Combination on May 10, 2018, the Service Fee Agreement was terminated.

Debt Modification Work Fees. The Company paid $9.3 million in work fees to holders of the 11.00% Bridge Loans and 7.50% Stone Senior Notes to exchange into 11.00% Senior Secured Notes. The Sponsors received $4.1 million and the Franklin Noteholders and McKay Noteholders received $3.3 million, respectively, as a result of the work fees paid.

Note 9—Related Party Transactions

Transaction Fee Agreement. As part of the agreements with Apollo and Riverstone, the Company pays a transaction fee equal to 2% of capital contributions made by each of our Sponsors. For the years ended December 31, 2017, 2016 and 2015 we incurred fees totaling nil, $1.9 million and $1.5 million, respectively, related to the capital contributions received from our Sponsors.

Service Fee Agreement. The Company entered into service fee agreements with each of our Sponsors for the provision of certain management consulting and advisory services. Under each agreement, the Company pays a fee equal to the higher of (i) a certain percentage of earnings before interest, income taxes, depletion, depreciation and amortization and (ii) a fixed fee payable quarterly, provided, however, such fees shall not exceed in each case $0.5 million, in aggregate, for any calendar year. For the years ended December 31, 2017, 2016 and 2015, we incurred approximately $0.5 million, $0.5 million and $0.5 million, respectively, for these services. These fees are recognized in general and administrative expense on the consolidated statement of operations.

Contributions and Distributions. During the year ended December 31, 2017, the Company did not receive any capital contributions from our Sponsors or make any distributions to our Sponsors. During the year ended December 31, 2016, the Company received a $93.8 million ($91.9 million net of $1.9 million of transaction fees) capital contribution from our Sponsors primarily to fund the Sojitz Acquisition (see Note 3—Acquisitions). During the year ended December 31, 2015, the Company received a $75.0 million ($73.5 million net of $1.5 million of transaction fees) capital contribution from our Sponsors primarily to fund the DGE Acquisition and to partially fund the $55.0 million extinguishment of the GCER Bank Credit Facility assumed in the GCER Acquisition (see Note 3—Acquisitions).